Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Financial Instruments [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments

	Carrying Amount June 30, 2015	Fair Value June 30, 2015	Carrying Amount December 31, 2014	Fair Value December 31, 2014
Financial assets/(liabilities)
Cash and cash equivalents	278,927	278,927	202,107	202,107
Restricted cash	9,056	9,056	12,334	12,334
Investments	1,000	1,000	1,000	1,000
Debt	(1,404,425)	(1,403,581)	(1,418,336)	(1,417,430)

Schedule of Derivative Instruments - Statements of Financial Position Location

		Asset Derivatives		Liability Derivatives
		June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	4,724	3,547
	Financial instruments - Fair value, net of current portion	—	—	3,730	3,499

	Subtotal	—	—	8,454	7,046

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	1,978	2,659
	Financial instruments - Fair value, net of current portion	—	—	—	560
Bunker swaps	Current portion of financial instruments - Fair value	—	—	3,321	9,228
Bunker put options	Current portion of financial instruments-Fair value	534	2,443	—	—
Bunker call options	Current portion of financial instruments-Fair value	185	—	—	—
Bunker call options	Financial instruments - Fair value, net of current portion	129	—	—	—

	Subtotal	848	2,443	5,299	12,447

	Total derivatives	848	2,443	13,753	19,493

Schedule of Cash Flow Hedges - Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2015	2014	2015	2014
Interest rate swaps…………………	193	(2,900)	(3,010)	(4,371)

Total……………………………….	193	(2,900)	(3,010)	(4,371)

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2015	2014	2015	2014
Interest rate swaps	Depreciation expense	(38)	(38)	(77)	(77)
Interest rate swaps	Interest and finance costs, net	(1,116)	(879)	(1,888)	(1,786)

Total		(1,154)	(917)	(1,965)	(1,863)

Schedule of Derivatives Not Designated As Hedging Instruments - Net Realized and Unrealized Gain (Loss) Recognized in Statement Of Operations

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2015	2014	2015	2014
Interest rate swaps	Interest and finance costs, net	171	(215)	106	(767)
Bunker swaps	Interest and finance costs, net	867	76	524	(39)
Bunker put options	Interest and finance costs, net	(1,039)	-	(830)	-

Total		(1)	(139)	(200)	(806)

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Recurring measurements	June 30, 2015	December 31, 2014
Interest rate swaps	(10,432)	(10,265)
Bunker swaps	(3,321)	(9,228)
Bunker put options	534	2,443
Bunker call options	314	-

	(12,905)	(17,050)